Investment Objectives and Goals	Apr. 30, 2026
Bahl & Gaynor Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bahl & Gaynor Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bahl & Gaynor Dividend ETF (the “Fund”) seeks long-term growth of dividend income, downside protection relative to the broader equity market, and total return.
Bahl & Gaynor Income Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bahl & Gaynor Income Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bahl & Gaynor Income Growth ETF (the “Fund”) seeks current and growing dividend income, downside protection relative to the broader equity market, and long-term capital appreciation.
Bahl & Gaynor Small Cap Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bahl & Gaynor Small Cap Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bahl & Gaynor Small Cap Dividend ETF (the “Fund”) seeks long-term growth of dividend income, downside protection, and total return.
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Bahl & Gaynor Small/Mid Cap Income Growth ETF (the “Fund”) seeks current and growing dividend income, downside protection, and long-term capital appreciation.